Document And Entity Information	May 11, 2021
Document Information [Line Items]
Entity, Registrant Name	NEXPOINT RESIDENTIAL TRUST, INC.
Document, Type	8-K
Document, Period End Date	May 11, 2021
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-36663
Entity, Tax Identification Number	47-1881359
Entity, Address, Address Line One	2515 McKinney Avenue
Entity, Address, Address Line Two	Suite 1100
Entity, Address, City or Town	Dallas
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75201
City Area Code	833
Local Phone Number	463-6697
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NXRT
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001620393